General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expenses			$ (16,815)	$ (10,497)	$ (2,033)
Employee benefits expense			(35,282)	(13,985)	(1,276)
Professional fees			(5,777)	(7,457)	(1,473)
Liability insurance cost			(1,522)	(513)
Other operating expenses			(6,489)	(4,564)	(183)
General and administrative expenses	$ (14,796)	$ (14,808)	$ (36,119)	$ (23,031)	$ (3,689)
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
General and administrative expenses	$ (14,796)	$ (14,808)